State Street Target Retirement 2025 Fund Expense Example - State Street Target Retirement 2025 Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	529
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	279
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	$ 893